COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF TOTAL FUTURE MINIMUM LEASE PAYMENTS
	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Within one year	463	348
After one year and within five years	939	1,072
Total	1,402	1,420

SCHEDULE OF CAPITAL EXPENDITURES CONTRACTED FOR AT THE BALANCE SHEET DATE BUT NOT RECOGNIZED

The Company’s capital expenditures consist of expenditures on plant and equipment and capital contribution. Capital expenditures contracted for at the balance sheet date but not recognized in the financial statements are as follows:

	As of September 30, 2025	As of December 31, 2024
	USD’000	USD’000
Contracted for capital commitment in respect of capital contribution to its wholly foreign owned subsidiary in the PRC:
Antelope Chengdu	6,120	6,120
Antelope Future (Yangpu)	7,244	7,244
Antelope Ruicheng Investment	6,850	6,850
Anhui Kylin Cloud Service Technology	428	428
Wenzhou Kylin Cloud Service Technology	704	704
Jiangxi Kylin Cloud Service Technology	704	704